Provisions and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2025
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Provisions and Other Non-Current Liabilities

Note 14: Provisions and Other Non-Current Liabilities

The components of provisions and other non-current liabilities include the following:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024
Net defined benefit plan obligations	500	523
Deferred compensation and employee incentives	73	75
Provisions	66	62
Other non-current liabilities	4	15
Total provisions and other non-current liabilities	643	675